Cover page	Jun. 17, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 17, 2022
Entity Registrant Name	SM Energy Co
Entity Incorporation, State or Country Code	DE
Entity File Number	001-31539
Entity Tax Identification Number	41-0518430
City Area Code	(303)
Local Phone Number	861-8140
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.01 par value
Trading Symbol	SM
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000893538
Amendment Flag	false
Entity Addresses [Line Items]
Entity Address, Address Line One	1700 Lincoln Street, Suite 3200
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80203
Former Address
Entity Addresses [Line Items]
Entity Address, Address Line One	1775 Sherman Street, Suite 1200
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80203